Gain on Sale of Businesses	12 Months Ended
Dec. 31, 2010
Gain on Sale of Businesses [Abstract]
Gain on Sale of Businesses
(12) Gain on Sale of Businesses
In December 2010, the Company sold a liftboat from its 175-foot leg length class for approximately $5.4 million, inclusive of a $0.1 million receivable. As a result of this liftboat sale, the Company recorded a pre-tax gain of approximately $1.1 million for the year ended December 31, 2010.
In the fourth quarter of 2009, the Company sold four liftboats from its 145-foot leg length class for approximately $7.7 million. As a result of this sale of these liftboats, the Company recorded a pre-tax gain of approximately $2.1 million for the year ended December 31, 2009.
On March 14, 2008, the Company completed the sale of 75% of its interest in SPN Resources. As part of this transaction, SPN Resources contributed an undivided 25% of its working interest in each of its oil and gas properties to a newly formed subsidiary and then sold all of its equity interest in the subsidiary. SPN Resources then effectively sold 66 2/3% of its outstanding membership interests. These two transactions generated cash proceeds of approximately $167.2 million and resulted in a pre-tax gain of approximately $37.1 million in 2008. SPN Resources’ operations constituted substantially all of the Company’s oil and gas segment. Subsequent to March 14, 2008, the Company accounts for its remaining 33 1/3% interest in SPN Resources using the equity-method. The results of SPN Resources’ operations through March 14, 2008 were consolidated.
In the third quarter of 2007, the Company sold the assets of a non-core drilling products and services business for approximately $16.3 million in cash and $2.0 million in an interest-bearing note receivable. As certain conditions were met during the year ended December 31, 2008, the Company received cash of approximately $6.0 million, which resulted in an additional pre-tax gain on the sale of the business of approximately $3.3 million.
The Company also sold the assets of its field management division in 2007 for approximately $1.8 million in cash. As certain conditions were met during the year ended December 31, 2008 in conjunction with the sale of this division, the Company received cash of $0.5 million, all of which resulted in an additional pre-tax gain on the sale of the business.